Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Basic net earnings	$ 183,417		$ 167,879	$ 90,288
Weighted average number of shares, basic net earnings	42,139	[1]	42,190	42,764	[1]
Basic net earnings per share	$ 4.35		$ 3.98	$ 2.11
Employee stock options, Per Share amount	156	[1]	87	367	[1]
Weighted average number of shares, diluted net earnings	42,295	[1]	42,277	43,131	[1]
Diluted net earnings per share	$ 4.34		$ 3.97	$ 2.09

[1]	In thousands